Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Mar. 31, 2016
Government Portfolio | Select Class
Prospectus:
Trading Symbol	MSDXX
Treasury Portfolio | Select Class
Prospectus:
Trading Symbol	MSTXX
Treasury Securities Portfolio | Select Class
Prospectus:
Trading Symbol	MSEXX